UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09141
Investment Company Act File Number
Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Municipal Income Trust
August 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 192.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Cogeneration — 1.3%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,950	$2,956,402
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	400	280,180

		$3,236,582

Education — 11.2%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$1,000	$1,096,890
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,490	2,652,946
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	2,500	2,806,550
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/34(2)	1,500	1,635,210
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(1)	10,500	11,174,205
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	5,000	5,294,050
Oregon State Facilities Authority, (Lewis & Clark College Project), 5.625%, 10/1/36	1,475	1,573,736
Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,000	1,091,330

		$27,324,917

Electric Utilities — 2.6%
Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	$3,715	$1,154,362
Hawaii Department of Budget and Finance, (Hawaiian Electric Company, Inc.), 6.50%, 7/1/39	2,540	2,702,966
Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	2,470	2,412,029

		$6,269,357

General Obligations — 11.6%
California, (AMT), 5.05%, 12/1/36	$1,525	$1,473,165
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(1)	9,000	9,683,190
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	3,250	3,490,955
New York, 5.00%, 2/15/34(1)	2,500	2,712,600
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	2,000	2,005,060
Oregon, 5.00%, 8/1/36	3,000	3,249,900
Port Authority of Houston, TX, Harris County, (AMT), 5.625%, 10/1/38(1)	2,340	2,491,492
Will County, IL, Community Unit School District No. 365-U (Valley View), 5.75%, 11/1/32	2,980	3,251,806

		$28,358,168

Health Care-Miscellaneous — 1.1%
New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$1,735	$1,868,352
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	167	166,530
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(3)	441	440,449
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	167	167,260

		$2,642,591

Hospital — 22.7%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$2,375	$2,322,465
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)(4)	10,000	10,362,300
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,500	3,415,895
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	3,000	2,876,130
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	285	268,464

	Principal
	Amount
Security	(000’s omitted)	Value
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,610	$1,374,521
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,200	1,132,032
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,870	1,754,490
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	3,645,359
Louisiana Public Facilities Authority, (Touro Infirmary), 5.625%, 8/15/29	2,575	2,502,411
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,624,061
Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	2,045	2,045,573
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,000	2,828,610
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,455,609
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	2,865,013
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	11,400	12,139,290
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,589,719
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,500	1,430,070

		$55,632,012

Housing — 15.6%
California Rural Home Mortgage Finance Authority, (AMT), 5.50%, 8/1/47	$3,510	$1,815,934
Charter Mac Equity Trust, TN, 6.00%, 5/15/19(3)	4,000	4,413,120
Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,425	1,356,329
Lake Creek, CO, Affordable Housing Corp., MFMR, 7.00%, 12/1/23	1,465	1,465,762
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	1,750	1,912,067
North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,185	2,186,049
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	1,530	1,472,013
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,055	2,818,085
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	3,810	3,690,137
Rhode Island Housing and Mortgage Finance Corp., (AMT), 5.45%, 10/1/47(1)(4)	12,575	12,582,421
Texas Student Housing Corp., (University of North Texas), 6.75%, 7/1/16	3,325	3,011,652
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31	25	17,636
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	1,500	1,525,080

		$38,266,285

Industrial Development Revenue — 16.6%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,600	$1,357,904
Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,770	1,418,655
Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	1,000	1,075,670
Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,060	823,991
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	400	462,608
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,240	2,398,637
Denver, CO, City and County, (United Airlines), (AMT), 5.25%, 10/1/32	2,625	2,170,061
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	2,305	2,033,494
Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), 5.60%, 4/1/32	1,000	946,250
Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	2,500	2,394,800
Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	1,735	1,744,300
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,077,530
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,666,032
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	5,000	4,679,050
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	8,140	8,154,652
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	3,500	3,562,790
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,630	4,089,772
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	570	485,383

		$40,541,579

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-General Obligations — 0.7%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$1,805,300

		$1,805,300

Insured-Hospital — 14.7%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	$3,250	$3,305,477
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,753,468
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	15,000	6,709,500
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26	17,080	6,981,621
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	8,590	3,197,370
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	2,500	2,328,575
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series I, (AGC), 5.00%, 7/1/38(1)	9,955	10,066,294
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	750	758,385

		$36,100,690

Insured-Housing — 0.5%
Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,100	$1,100,363

		$1,100,363

Insured-Lease Revenue/Certificates of Participation — 2.2%
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$2,665	$2,309,302
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,000	3,084,510

		$5,393,812

Insured-Other Revenue — 5.4%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$4,210	$806,426
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	10,325	2,593,020
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	8,600	2,046,456
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,100	3,502,411
New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	4,850	4,380,035

		$13,328,348

Insured-Special Tax Revenue — 10.8%
Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38	$50,000	$9,753,000
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	34,950	7,459,029
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,215	2,185,341
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	14,850	899,910
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	22,500	3,024,900
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	17,245	2,037,669
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	10,850	1,196,972

		$26,556,821

Insured-Student Loan — 5.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,980	$3,193,040
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	675	719,368
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	7,940	7,119,957
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	2,415	2,519,642

		$13,552,007

Insured-Transportation — 17.9%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$12,425	$2,917,638
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	3,958,262
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(5)	5,500	1,315,105
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32(5)	1,000	239,330
Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	3,425	3,254,401

	Principal
	Amount
Security	(000’s omitted)	Value
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	$2,140	$2,101,780
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	4,210,800
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	9,820	9,709,819
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	10,555	1,834,670
San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	1,540	1,445,121
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,500	2,459,300
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	8,751,466
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	5,175	1,181,245
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	2,015	424,339

		$43,803,276

Insured-Water and Sewer — 9.1%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$3,750	$3,900,825
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(1)	17,985	18,415,741

		$22,316,566

Lease Revenue/Certificates of Participation — 2.0%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$4,400	$4,891,392

		$4,891,392

Nursing Home — 1.2%
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$265	$258,322
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	2,735	2,573,826

		$2,832,148

Other Revenue — 12.6%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$785	$795,755
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	880	895,805
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	480	491,510
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,955	1,592,699
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	7,600	5,337,176
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	2,350	2,089,996
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,500	1,355,130
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	2,370	2,489,495
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	85	83,540
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	360	329,839
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	100	87,813
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	110	89,503
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	8,000	6,913,280
Seminole Tribe, FL, 5.25%, 10/1/27(3)	4,000	3,530,960
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,365	1,267,430
Tobacco Settlement Financing Corp. VA, 5.00%, 6/1/47	4,180	2,518,910
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,415	986,750

		$30,855,591

Senior Living/Life Care — 2.3%
Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(6)	$3,210	$1,678,284
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	535	561,557
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,100,381
Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 4.469%, 12/1/23(6)	3,240	2,400,516

		$5,740,738

Special Tax Revenue — 7.4%
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	$500	$481,780
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	60	58,003
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	330	263,165
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	225	219,542
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	275	269,624
Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	200	176,054
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	65	38,466

	Principal
	Amount
Security	(000’s omitted)	Value
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	$165	$61,458
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	100	82,641
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	130	54,278
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(5)	90	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(5)	35	0
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(4)	5,000	5,580,700
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	5,000	5,580,700
North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	310	239,193
North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	475	474,986
River Hall, FL, Community Development District, (Capital Improvements), 0.00%, 5/1/36	535	249,893
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	485	357,649
Southern Hills Plantation I, FL, Community Development District, Series A-1, 5.80%, 5/1/35	283	226,540
Southern Hills Plantation I, FL, Community Development District, Series A-2, 0.00%, 5/1/35	205	118,955
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	600	534,702
University Square, FL, Community Development District, 6.75%, 5/1/20	585	584,988
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	1,890,129
Waterlefe, FL, Community Development District, 6.95%, 5/1/31	640	640,659

		$18,184,105

Student Loan — 3.4%
New Jersey Higher Education Student Assistance Authority, (AMT), Variable Rate, 1.204%, 6/1/36(1)(4)(7)	$8,500	$8,374,115

		$8,374,115

Transportation — 13.2%
Augusta, GA, (AMT), 5.35%, 1/1/28	$1,000	$920,810
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	435	427,988
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,038,660
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	438,376
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	3,832,134
North Texas Tollway Authority, 5.75%, 1/1/38	1,515	1,515,258
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	625	634,687
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	375	389,959
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,500	1,841,625
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	7,290	7,851,549
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,008,599
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,783,495
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(1)	9,300	9,710,967

		$32,394,107

Water and Sewer — 1.3%
Massachusetts Water Resources Authority, 4.00%, 8/1/46	$3,405	$3,208,225

		$3,208,225

Total Tax-Exempt Investments — 192.9% (identified cost $476,022,850)		$472,709,095

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.0)%		$(120,154,055)

Other Assets, Less Liabilities — (43.9)%		$(107,536,524)

Net Assets Applicable to Common Shares — 100.0%		$245,018,516

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

At August 31, 2011, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments is as follows:

		New York	17.6%
		Others, representing less than 10% individually	82.4%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 34.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 11.7% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2011, the aggregate value of these securities is $12,327,629 or 5.0% of the Trust’s net assets applicable to common shares.

(4)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $9,529,536.

(5)		Defaulted bond.

(6)		Security is in default and making only partial interest payments.

(7)		Variable rate security. The stated interest rate represents the rate in effect at August 31, 2011.

A summary of open financial instruments at August 31, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
12/11	200 U.S. 10-Year Treasury Note	Short	$(25,812,134)	$(25,806,250)	$5,884
12/11	500 U.S. 30-Year Treasury Bond	Short	(67,792,054)	(68,015,625)	(223,571)

					$(217,687)

At August 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $5,884 and $223,571, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$359,653,863

Gross unrealized appreciation	$22,139,709
Gross unrealized depreciation	(24,329,477)

Net unrealized depreciation	$(2,189,768)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$472,709,095	$—	$472,709,095

Total Investments	$—	$472,709,095	$—	$472,709,095

Futures Contracts	$5,884	$—	$—	$5,884

Total	$5,884	$472,709,095	$—	$472,714,979

Liability Description

Futures Contracts	$(223,571)	$—	$—	$(223,571)

Total	$(223,571)	$—	$—	$(223,571)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2011